Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2023
Disclosure of Changes in Disclosures [Abstract]
Adoption of new and amended standards and interpretations
5. Adoption of new and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2023 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:
•A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest
•Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued
•Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component
During 2023, the Company finish the process of implementing appropriate fall back clauses for its long term variable rate debt based of LIBOR and incorporated the new benchmark based on Secured Overnight Financing Rate (“SOFR”). The Company elected to apply the practical expedient introduced on the amendment since the changes resulted directly from IBOR reform and the change in contractual cash flows occurred on an ‘economically equivalent’ basis.
As of December 31, 2023, there was no impact to the consolidated financial statements, the changes were accounted updating the effective interest rate with no gain or loss recognized.
Amendments to IAS 8 - Definition of Accounting Estimates
In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed.
The amendments had no impact on the Company consolidated financial statements.
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies.
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
The amendments to IAS 1 are applicable for annual periods beginning on or after 1 January 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.
Although the amendments did not result in any changes on the measurement, recognition or presentation of any items in the Company’s financial statements, Management reviewed the accounting policies and made updates to the information disclosed in Note 3 Material accounting policies (2022: Significant accounting policies) in certain instances in line of the amendments.
Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021 the IASB issued the amendments to IAS 12 Income Taxes which require companies to recognize deferred taxes on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences.
The amendments apply for annual reporting periods beginning on or after 1 January 2023, and and should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
•Right-of-use assets and lease liabilities, and
•Decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.
The cumulative effect of recognizing these adjustments is recognized in retained earnings, or another component of equity, as appropriate.
The Company has recognized a separate deferred tax assets in relation to its lease liabilities and a deferred tax liability in relation to its ROU. However, there no material impact on the statement of financial position since the balances qualify for offset according to paragraph 74 of IAS 12. During 2023, the Company recognized a tax benefit of $1.8 million related to this deferred tax, under “Income tax expense” in the consolidated statement of profit or loss (see note 22).
Amendments to IAS 12 International Tax Reform—Pillar Two Model Rules
The amendments to IAS 12 have been introduced in response to the Organization for Economic Cooperation and Development’s ("OECD") Base erosion and profit shifting ("BEPS") Pillar Two rules and include:
•A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
•Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.
The mandatory temporary exception – the use of which is required to be disclosed – applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after 1 January 2023, but not for any interim periods ending on or before 31 December 2023.
On December 18, 2023, Pillar Two legislation was enacted in Ireland, the jurisdiction in which the Company has special purpose vehicles that have a beneficial interest in some of the aircraft of the Company's fleet. The income inclusion rule (IIR) and qualified domestic minimum top-up tax (QDMTT) provisions will apply for fiscal years beginning on or after 31 December 2023. The undertaxed profits rule (UTPR) will apply for fiscal years beginning on or after 31 December 2024 and will come into effect from 1 January 2024.
Since the Pillar Two legislation was not effective at the reporting date, the Company has no related current tax exposure. The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in this amendments.
At the date when the financial statements were authorized for issue, no other of the jurisdictions in which the Company operates had enacted or substantively enacted the tax legislation related to the top-up tax.
Amendments to IAS 21 Lack of Exchangeability
In August 2023 the IASB issued the amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates to add requirements to help entities to determine whether a currency is exchangeable into another currency, and the spot exchange rate to use when it is not.
The amendment is effective for annual reporting periods beginning on or after 1 January 2025. Earlier application is permitted. The Company will apply these amendments to Foreign Exchange Rates for which it has fulfilled all its conditions at the beginning of the annual reporting period in which it first applies the amendments.